Summary of Significant Accounting Policies - Schedule of Previously Issued Consolidated Statements of Changes in Shareholders’ Equity (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Previously Issued Consolidated Statements of Changes in Shareholders’ Equity [Line Items]
Statutory reserve, beginning	$ 278,740	$ 278,740	$ 278,740	$ 17,940
Retained earnings, beginning	3,098,374	3,098,374	6,485,242	3,094,506
Statutory reserve, ending	278,740	35,885	278,740	278,740
Retained earnings, ending	$ 437,966	56,383	3,098,374	6,485,242
Previously Reported [Member]
Schedule of Previously Issued Consolidated Statements of Changes in Shareholders’ Equity [Line Items]
Statutory reserve, beginning
Retained earnings, beginning		3,377,114	6,763,982	3,112,446
Statutory reserve, ending
Retained earnings, ending			3,377,114	6,763,982
Revisions [Member]
Schedule of Previously Issued Consolidated Statements of Changes in Shareholders’ Equity [Line Items]
Statutory reserve, beginning		278,740	278,740	17,940
Retained earnings, beginning		$ (278,740)	(278,740)	(17,940)
Statutory reserve, ending			278,740	278,740
Retained earnings, ending			$ (278,740)	$ (278,740)